Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 8,403	$ 7,356	$ 7,313
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	2,450	1,575	1,000
Depreciation	570	531	459
Amortization of intangible assets	153	108	52
Deferred income taxes	424	(104)	(205)
Net amortization of securities premiums and discounts	1,210	811	462
Net realized gains on sales of securities	(1,419)	(973)	(448)
Net increase in investment in life insurance	(539)	(463)	(358)
Loss (gain) on sale of bank premises and equipment and foreclosed real estate	(5)	173	(3)
Gain on sale of mortgage loans and servicing rights	(211)	(271)	(307)
Mortgage loans originated for sale	(6,964)	(8,677)	(12,488)
Proceeds from sale of mortgage loans originated for sale	7,175	8,948	12,795
Compensation expense related to stock options	130	170	163
Decrease in accrued interest receivable and other assets	1,274	2,272	989
Decrease in accrued interest payable and other liabilities	(1,290)	(663)	(843)
Net Cash Provided by Operating Activities	11,361	10,793	8,581
CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale: Proceeds from sales	40,914	32,146	23,944
Securities available for sale: Proceeds from maturities and principal reductions on mortgage-backed securities	30,607	34,752	66,102
Securities available for sale: Purchases	(67,312)	(54,107)	(106,742)
Securities held to maturity, proceeds from maturities			540
Redemption of FHLB stock	1,045	716	177
Net decrease (increase) in loans	(22,507)	12,405	5,118
Acquisition, net of cash acquired		4,544
Purchase of life insurance policy	(3,000)
Purchase of bank premises and equipment	(417)	(175)	(179)
Proceeds from sale of bank premises and equipment and foreclosed real estate	3,421	784	100
Net Cash Provided by (Used in) Investing Activities	(17,249)	31,065	(10,940)
CASH FLOWS FROM FINANCING ACTIVITIES
Net (decrease) increase in deposits	(1,342)	(3,532)	2,392
Net (decrease) increase in short-term borrowings	6,903	(11,515)	7,506
Repayments of other borrowings	(5,183)	(18,106)	(5,000)
Stock options exercised	455	51	163
Tax benefit of stock options exercised	30	5	34
ESOP purchase of shares from treasury stock	149	153	156
Purchase of treasury stock	(320)	(602)	(529)
Cash dividends paid	(3,932)	(3,514)	(3,093)
Net Cash(Used in) Provided by Financing Activities	(3,240)	(37,060)	1,629
Net Increase (Decrease) in Cash and Cash Equivalents	(9,128)	4,798	(730)
CASH AND CASH EQUIVALENTS- BEGINNING	21,423	16,625	17,355
CASH AND CASH EQUIVALENTS - ENDING	12,295	21,423	16,625
Supplemental Disclosure of Cash Flow Information
Cash payments for: Interest paid	4,728	5,398	6,544
Cash payments for: Income taxes paid, net of refunds	2,010	2,363	2,742
Supplemental Schedule of Noncash Investing Activities
Investment purchases		1,067
Transfer of loans to foreclosed real estate	1,358	3,172	448
Merger with North Penn Bancorp, Inc.
Noncash assets acquired: Securities available for sale		12,671
Noncash assets acquired: Restricted investments		985
Noncash assets acquired: Loans		118,336
Noncash assets acquired: Accrued interest receivable		566
Noncash assets acquired: Premises and equipment		2,931
Noncash assets acquired: Core deposit intangibles		895
Noncash assets acquired: Deferred tax assets		2,715
Noncash assets acquired: Other assets		5,403
Noncash assets acquired: Goodwill		9,715
Total Noncash assets acquired		154,217
Liabilities assumed:
Time deposits		51,936
Deposits other than time deposits		83,498
Borrowings		7,776
Accrued interest payable		203
Other liabilities		600
Total Liabilities assumed		144,013
Net Noncash Assets Acquired		10,204
Cash Acquired		$ 15,192